Revenue - Schedule of Revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income from wealth management services:
Total revenue	$ 19,720,654	$ 5,085,150
Unrealized Fair Value Change of Trading of Digital Assets, Listed Securities, Funds and Derivative Contracts [Member]
Income from wealth management services:
Total revenue	5,627,419	5,085,150
Realized Gain on Trading of Listed Securities, Funds and Derivative Contracts [Member]
Income from wealth management services:
Total revenue	$ 14,093,235